Federated Hermes Global Small Cap Fund
Portfolio of Investments
February 28, 2022 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—99.1%
		Australia—1.3%
2,161		Ansell Ltd.	$$40,429
		Canada—3.1%
1,821	[1]	CAE, Inc.	48,718
345		Cargojet, Inc.	49,868
		TOTAL	98,586
		Finland—1.1%
1,019		Huhtamaki Oyj	36,956
		France—1.1%
229	[1]	Silicon-On-Insulator Technologies (SOITEC)	37,070
		Germany—2.2%
1,527	[1]	Cherry AG	32,734
1,026		Jungheinrich AG	37,477
		TOTAL	70,211
		Ireland—1.5%
3,558		Glanbia PLC	49,634
		Italy—1.9%
1,674		MARR SpA	31,083
3,820		Technogym SpA	29,952
		TOTAL	61,035
		Japan—9.8%
2,400		Fuji Machine Manufacturing Co.	48,660
17		Hulic Reit, Inc.-REIT	23,135
1,683		Kh Neochem Co. Ltd.	41,660
1,372		NIFCO, Inc.	39,198
1,136		Noritsu Koki Co. Ltd.	20,470
1,000		Open House Co. Ltd.	45,335
3,650		Penta Ocean Construction	19,192
1,383		Yaoko Co. Ltd.	79,202
		TOTAL	316,852
		Netherlands—3.3%
1,006		Aalberts NV	55,369
326		IMCD Group NV	52,791
		TOTAL	108,160
		Spain—2.3%
20,577		Linea Directa Aseguradora SA	34,376
3,685		Merlin Properties SOCIMI SA	41,251
		TOTAL	75,627
		Sweden—2.8%
993		Thule Group AB/The	38,664
2,512		Trelleborg AB, Class B	50,135
		TOTAL	88,799
		Switzerland—2.1%
138		Burckhardt Compression Holdings AG	67,235
		United Kingdom—8.6%
37,087		Breedon Group PLC	41,005
13,315		Central Asia Metals PLC	37,260

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
11,808		CLS Holdings PLC	$32,104
530		Dechra Pharmaceutical PLC	29,237
3,497	[1]	Draper Esprit PLC	31,659
12,581		Harworth Group PLC	29,129
6,023		Paragon Group Companies PLC	40,568
9,500	[1]	SSP Group PLC	35,524
		TOTAL	276,486
		United States—58.0%
867	[1]	Altair Engineering, Inc.	57,586
836	[1]	AMN Healthcare Services, Inc.	88,733
502		Aptargroup, Inc.	61,184
254	[1]	Axon Enterprise, Inc.	35,624
760		Azenta, Inc.	66,515
72	[1]	Bio-Rad Laboratories, Inc., Class A	45,069
660		Brown & Brown	44,623
854		Brunswick Corp.	81,574
174	[1]	CACI International, Inc., Class A	48,683
2,143	[1]	CarGurus, Inc.	103,828
524	[1]	Clean Harbors, Inc.	50,005
443		Columbia Sportswear Co.	41,075
737		Community Bank System, Inc.	53,757
41,656	[2]	Diversified Gas & Oil PLC	65,682
411		Eagle Materials, Inc.	56,237
3,164		Huntington Bancshares, Inc.	49,105
651	[1]	Kirby Corp.	42,413
451	[1]	Livanova PLC	35,548
1,100		National Instruments Corp.	44,165
606	[1]	Palomar Holdings, Inc.	39,045
666		Power Integrations, Inc.	59,940
324		Reinsurance Group of America	35,919
2,607		Retail Opportunity Investments Corp.	47,343
531		RPM International, Inc.	44,907
472	[1]	Silicon Laboratories, Inc.	72,551
426		Simpson Manufacturing Co., Inc.	50,485
226		STERIS PLC	54,240
976	[1]	Terminix Global Holdings, Inc.	41,539
880	[1]	Vericel Corp	36,265
278		WD 40 Co.	58,905
117		West Pharmaceutical Services, Inc.	45,288
397	[1]	WEX, Inc.	66,899
1,040		Wiley (John) & Sons, Inc., Class A	52,322
955		Wintrust Financial Corp.	94,889
		TOTAL	1,871,943
		TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $2,624,457)	3,199,023
		OTHER ASSETS AND LIABILITIES - NET—0.9%[3]	30,584
		TOTAL NET ASSETS—100%	$3,229,607
1
Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2022, this restricted security amounted to $65,682, which represented 2.0% of total net assets.

Additional information on restricted securities held at February 28, 2022, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
Diversified Gas & Oil PLC	4/23/2019	$61,581	$65,682
3
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2022, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,806,261	$—	$—	$1,806,261
International	98,586	1,294,176	—	1,392,762
TOTAL SECURITIES	$1,904,847	$1,294,176	$—	$3,199,023
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust